UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:GCEAX

December 31, 2025

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

Class A:GCEAX

1

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-A-0154-1225

Class A:GCEAX

2

Advisor Class:GCEYX

December 31, 2025

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

Advisor Class:GCEYX

1

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCEYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-ADV-0154-1225

Advisor Class:GCEYX

2

Class C:GCECX

December 31, 2025

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AB Global Core Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,799,351,624
# of Portfolio Holdings	69
Portfolio Turnover Rate	34%
Total Advisory Fees Paid (Net)	$10,514,906

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$189,937,403	6.8%
NVIDIA Corp.	$161,064,943	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	$125,646,021	4.5%
Amazon.com, Inc.	$106,193,358	3.8%
Thermo Fisher Scientific, Inc.	$103,674,035	3.7%
Otis Worldwide Corp.	$99,083,638	3.5%
Samsung Electronics Co., Ltd.	$80,306,239	2.9%
Meta Platforms, Inc. - Class A	$72,267,313	2.6%
Alphabet, Inc. - Class C	$72,153,289	2.6%
Cboe Global Markets, Inc.	$66,544,367	2.4%
Total	$1,076,870,606	38.5%

Class C:GCECX

1

Sector Breakdown (% of Net Assets)

Information Technology	28.0%
Financials	20.7%
Consumer Discretionary	11.4%
Industrials	10.1%
Communication Services	9.4%
Health Care	9.0%
Consumer Staples	4.3%
Materials	2.3%
Real Estate	2.2%
Energy	2.2%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/GCECX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GCE-C-0154-1225

Class C:GCECX

2

Class A:AUUAX

December 31, 2025

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AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

Class A:AUUAX

1

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-A-0154-1225

Class A:AUUAX

2

Advisor Class:AUUYX

December 31, 2025

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AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$58	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

Advisor Class:AUUYX

1

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-ADV-0154-1225

Advisor Class:AUUYX

2

Class C:AUUCX

December 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

Class C:AUUCX

1

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-C-0154-1225

Class C:AUUCX

2

Class I:AUUIX

December 31, 2025

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Please scan QR code for Fund Information

AB Select US Equity Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$336,028,385
# of Portfolio Holdings	89
Portfolio Turnover Rate	86%
Total Advisory Fees Paid (Net)	$1,464,406

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$24,868,096	7.4%
Microsoft Corp.	$20,106,502	6.0%
Apple, Inc.	$19,011,170	5.6%
Alphabet, Inc. - Class A	$18,652,922	5.6%
Amazon.com, Inc.	$13,003,245	3.9%
Berkshire Hathaway, Inc. - Class B	$11,237,746	3.3%
Broadcom, Inc.	$8,334,434	2.5%
Meta Platforms, Inc. - Class A	$8,147,491	2.4%
Visa, Inc. - Class A	$5,939,975	1.8%
3M Co.	$5,688,353	1.7%
Total	$134,989,934	40.2%

Class I:AUUIX

1

Sector Breakdown (% of Net Assets)

Information Technology	29.6%
Financials	18.4%
Communication Services	11.8%
Health Care	10.2%
Industrials	10.0%
Consumer Discretionary	6.6%
Consumer Staples	5.2%
Energy	3.1%
Utilities	1.8%
Materials	0.5%
Short-Term Investments	2.6%
Other assets less liabilities	0.2%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AUUIX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUE-I-0154-1225

Class I:AUUIX

2

Class A:SUTAX

December 31, 2025

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

Class A:SUTAX

1

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTAX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUT-A-0154-1225

Class A:SUTAX

2

Advisor Class:FFTYX

December 31, 2025

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AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

Advisor Class:FFTYX

1

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/FFTYX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUT-ADV-0154-1225

Advisor Class:FFTYX

2

Class C:SUTCX

December 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

Class C:SUTCX

1

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTCX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUT-C-0154-1225

Class C:SUTCX

2

Class Z:SUTZX

December 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB Sustainable US Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$12,148,293
# of Portfolio Holdings	39
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Apple, Inc.	$748,702	6.2%
Microsoft Corp.	$632,575	5.2%
NVIDIA Corp.	$555,957	4.6%
Broadcom, Inc.	$482,809	4.0%
AbbVie, Inc.	$470,461	3.8%
Veralto Corp.	$434,442	3.6%
Rockwell Automation, Inc.	$428,755	3.5%
TE Connectivity PLC	$422,486	3.5%
Visa, Inc. - Class A	$402,264	3.3%
Johnson & Johnson	$386,582	3.2%
Total	$4,965,033	40.9%

Class Z:SUTZX

1

Sector Breakdown (% of Net Assets)

Information Technology	42.6%
Health Care	19.1%
Industrials	14.6%
Financials	12.1%
Utilities	2.9%
Communication Services	2.1%
Consumer Discretionary	1.7%
Energy	1.4%
Short-Term Investments	5.1%
Other assets less liabilities	-1.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/SUTZX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SUT-Z-0154-1225

Class Z:SUTZX

2

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL CORE EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Information Technology – 28.0%
Semiconductors & Semiconductor Equipment – 13.9%
Applied Materials, Inc.	236,168	$60,692,814
NVIDIA Corp.	863,619	161,064,943
QUALCOMM, Inc.	248,211	42,456,492
Taiwan Semiconductor Manufacturing Co., Ltd.	2,556,000	125,646,021

		389,860,270

Software – 9.4%
Intuit, Inc.	30,158	19,977,262
Microsoft Corp.	392,741	189,937,403
Roper Technologies, Inc.	52,198	23,234,896
Salesforce, Inc.	116,867	30,959,237

		264,108,798

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	185,037	50,304,159
Samsung Electronics Co., Ltd.	958,138	80,306,239

		130,610,398

		784,579,466

Financials – 20.7%
Capital Markets – 13.8%
B3 SA – Brasil Bolsa Balcao	12,566,700	31,993,659
Blackrock, Inc.	48,584	52,001,399
Cboe Global Markets, Inc.	265,117	66,544,367
CME Group, Inc.	218,028	59,539,086
CVC Capital Partners PLC(a)	1,202,074	20,131,757
Goldman Sachs Group, Inc. (The)	49,333	43,363,707
ICG PLC	2,208,016	60,888,690
Julius Baer Group Ltd.	661,693	51,698,621

		386,161,286

Financial Services – 3.0%
Eurazeo SE	416,829	25,965,729
Visa, Inc. – Class A	163,394	57,303,910

		83,269,639

Insurance – 3.9%
AIA Group Ltd. – Class H	4,211,000	43,344,217
F&G Annuities & Life, Inc.	70,142	2,163,881
Fidelity National Financial, Inc.	1,169,049	63,818,385

		109,326,483

		578,757,408

Consumer Discretionary – 11.4%
Broadline Retail – 4.6%
Alibaba Group Holding Ltd. (Sponsored ADR)	155,462	22,787,620
Amazon.com, Inc.(b)	460,070	106,193,358

		128,980,978

ABFunds.com	AB Global Core Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Diversified Consumer Services – 1.2%
Service Corp. International/US	443,822	$34,604,801

Hotels, Restaurants & Leisure – 3.5%
Flutter Entertainment PLC(b)	190,103	40,879,749
Marriott International, Inc./MD – Class A	117,645	36,498,185
Yum China Holdings, Inc.	445,663	21,275,952

		98,653,886

Household Durables – 1.1%
Sony Group Corp.	1,164,600	29,873,141

Textiles, Apparel & Luxury Goods – 1.0%
Christian Dior SE	38,271	26,636,429

		318,749,235

Industrials – 10.1%
Air Freight & Logistics – 1.8%
DSV A/S	200,796	50,571,783

Building Products – 3.5%
Otis Worldwide Corp.	1,134,329	99,083,638

Electrical Equipment – 1.0%
Schneider Electric SE	98,666	26,992,577

Ground Transportation – 1.0%
Uber Technologies, Inc.(b)	355,730	29,066,698

Professional Services – 2.8%
Experian PLC	796,412	35,907,494
Leidos Holdings, Inc.	231,010	41,674,204

		77,581,698

		283,296,394

Communication Services – 9.4%
Entertainment – 1.5%
Spotify Technology SA(b)	73,694	42,794,843

Interactive Media & Services – 7.9%
Alphabet, Inc. – Class C	229,934	72,153,289
Auto Trader Group PLC	2,305,118	18,185,908
Meta Platforms, Inc. – Class A	109,481	72,267,313
Rightmove PLC	2,480,531	17,330,738
Tencent Holdings Ltd. – Class H	539,000	41,364,768

		221,302,016

		264,096,859

Health Care – 9.0%
Health Care Equipment & Supplies – 1.3%
Dexcom, Inc.(b)	562,688	37,345,603

Health Care Providers & Services – 1.3%
Elevance Health, Inc.	106,919	37,480,455

2 AB Global Core Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 3.7%
Thermo Fisher Scientific, Inc.	178,918	$103,674,035

Pharmaceuticals – 2.7%
AstraZeneca PLC (Sponsored ADR)	372,443	34,238,685
Zoetis, Inc.	320,294	40,299,391

		74,538,076

		253,038,169

Consumer Staples – 4.3%
Beverages – 2.2%
Anheuser-Busch InBev SA/NV	595,413	38,214,227
Asahi Group Holdings Ltd.	2,242,605	23,506,547

		61,720,774

Household Products – 1.4%
Procter & Gamble Co. (The)	266,684	38,218,484

Personal Care Products – 0.7%
L’Oreal SA	45,556	19,557,919

		119,497,177

Materials – 2.3%
Containers & Packaging – 0.6%
Smurfit WestRock PLC	399,904	15,464,288

Metals & Mining – 1.7%
Newmont Corp.	240,276	23,991,559
Teck Resources Ltd. – Class B	501,988	24,032,371

		48,023,930

		63,488,218

Real Estate – 2.2%
Real Estate Management & Development – 2.2%
CBRE Group, Inc. – Class A(b)	244,979	39,390,173
Vonovia SE	762,944	21,957,048

		61,347,221

Energy – 2.2%
Energy Equipment & Services – 0.7%
SLB Ltd.	465,612	17,870,189

Oil, Gas & Consumable Fuels – 1.5%
Shell PLC	1,141,587	42,070,049

		59,940,238

Total Common Stocks (cost $2,128,997,523)		2,786,790,385

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.615%(c)(d)(e) (cost $4,183,228)	4,183,228	4,183,228

ABFunds.com	AB Global Core Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
BBH, New York (0.90)%, 01/05/2026	CHF	221		$278,811
0.27%, 01/02/2026	DKK	1,766		277,928
Citibank, London 0.81%, 01/02/2026	EUR	237		277,963
2.66%, 01/02/2026	GBP	204		275,189
HSBC, Hong Kong 2.38%, 01/02/2026	HKD	2,186		280,832
Royal Bank of Canada, Toronto 1.08%, 01/02/2026	CAD	454		330,564
SMBC, Tokyo 0.15%, 01/05/2026	JPY	44,052		281,230
Standard Chartered Bank, Johannesburg 4.55%, 01/02/2026	ZAR	0	*	5

Total Time Deposits (cost $2,002,522)				2,002,522

Total Short-Term Investments (cost $6,185,750)				6,185,750

Total Investments – 99.8% (cost $2,135,183,273)				2,792,976,135
Other assets less liabilities – 0.2%				6,375,489

Net Assets – 100.0%				$2,799,351,624

*	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $20,131,757 or 0.72% of net assets.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day yield as of period end.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

ZAR – South African Rand

4 AB Global Core Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

ADR – American Depositary Receipt

Country Breakdown (% of Net Assets)

United States	67.0%
United Kingdom	7.6%
Taiwan	4.5%
China	3.1%
South Korea	2.9%
France	2.6%
Japan	1.9%
Switzerland	1.8%
Denmark	1.8%
Hong Kong	1.5%
Belgium	1.4%
Brazil	1.1%
Canada	0.9%
Others	1.5%
Short-Term Investments	0.2%
Other assets less liabilities	0.2%
Total	100.0%

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,131,000,045)	$2,788,792,907
Affiliated issuers (cost $4,183,228)	4,183,228
Foreign currencies, at value (cost $1,716)	1,726
Unaffiliated dividends receivable	7,410,308
Receivable for capital stock sold	1,284,444
Receivable for investment securities sold and foreign currency transactions	646,772
Affiliated dividends receivable	41,217
Receivable due from Adviser	3,141

Total assets	2,802,363,743

Liabilities
Due to Custodian	2,634
Advisory fee payable	1,752,168
Payable for capital stock redeemed	792,861
Administrative fee payable	74,928
Transfer Agent fee payable	34,470
Directors’ fee payable	12,931
Distribution fee payable	1,339
Accrued expenses	340,788

Total liabilities	3,012,119

Net Assets	$2,799,351,624

Composition of Net Assets
Capital stock, at par	$15,942
Additional paid-in capital	2,183,972,754
Distributable earnings	615,362,928

$2,799,351,624

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$5,166,134	294,059	$17.57	*

C	$270,025	15,849	$17.04

Advisor	$2,793,915,465	159,113,698	$17.56

*	The maximum offering price per share for Class A shares was $18.35 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Global Core Equity Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $535,628)	$16,534,817
Affiliated issuers	136,885
Non-cash dividend income	2,203,686
Interest	10,960
Securities lending income, net	185	$18,886,533

Expenses
Advisory fee (see Note B)	10,522,682
Transfer agency—Class A	316
Transfer agency—Class C	24
Transfer agency—Advisor Class	154,739
Distribution fee—Class A	7,265
Distribution fee—Class C	1,500
Custody and accounting	137,166
Administrative	48,914
Audit and tax	41,754
Legal	33,661
Registration fees	31,132
Printing	25,451
Directors’ fees	23,678
Miscellaneous	48,513

Total expenses	11,076,795
Less: expenses waived and reimbursed by the Adviser (see Note B and Note E)	(7,776)

Net expenses		11,069,019

Net investment income		7,817,514

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		28,847,452
Foreign currency transactions		(72,235)
Net change in unrealized appreciation (depreciation) on:
Investments		31,311,590
Foreign currency denominated assets and liabilities		(201,696)

Net gain on investment and foreign currency transactions		59,885,111

Net Increase in Net Assets from Operations		$67,702,625

See notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Increase in Net Assets from Operations
Net investment income	$7,817,514	$26,240,620
Net realized gain on investment and foreign currency transactions	28,775,217	286,707,785
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	31,109,894	86,914,222

Net increase in net assets from operations	67,702,625	399,862,627
Distributions to Shareholders
Class A	(469,893)	(112,934)
Class C	(23,940)	(5,956)
Advisor Class	(260,108,890)	(75,995,286)
Capital Stock Transactions
Net increase (decrease)	153,816,647	(335,669,618)

Total decrease	(39,083,451)	(11,921,167)
Net Assets
Beginning of period	2,838,435,075	2,850,356,242

End of period	$2,799,351,624	$2,838,435,075

See notes to financial statements.

8 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Global Core Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national secu-

ABFunds.com	AB Global Core Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

rities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available docu-

10 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ments. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar

ABFunds.com	AB Global Core Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$578,627,206		$205,952,260		$	– 0	–	$784,579,466
Financials	344,734,735		234,022,673			– 0	–	578,757,408
Consumer Discretionary	262,239,665		56,509,570			– 0	–	318,749,235
Industrials	169,824,540		113,471,854			– 0	–	283,296,394
Communication Services	187,215,445		76,881,414			– 0	–	264,096,859
Health Care	253,038,169		– 0	–		– 0	–	253,038,169
Consumer Staples	38,218,484		81,278,693			– 0	–	119,497,177
Materials	63,488,218		– 0	–		– 0	–	63,488,218
Real Estate	39,390,173		21,957,048			– 0	–	61,347,221
Energy	17,870,189		42,070,049			– 0	–	59,940,238
Short-Term Investments:
Investment Companies	4,183,228		– 0	–		– 0	–	4,183,228
Time Deposits	2,002,522		– 0	–		– 0	–	2,002,522

Total Investments in Securities	1,960,832,574		832,143,561			– 0	–	2,792,976,135
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$1,960,832,574		$832,143,561		$	– 0	–	$2,792,976,135

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

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NOTES TO FINANCIAL STATEMENTS (continued)

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate

ABFunds.com	AB Global Core Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion of the Fund’s average daily net assets, .65% of the excess over $2.5 billion up to $5 billion, and .60% of the excess of $5 billion. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to 1.15%, 1.90% and .90% of the daily average net assets for Class A, Class C and Advisor Class shares, respectively. For the six months

14 AB Global Core Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

ended December 31, 2025, there was no such reimbursement. The Expense Caps may not be terminated by the Adviser before October 31, 2026.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $48,914.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $93,344 for the six months ended December 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $246 from the sale of Class A shares and received $2 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $6,940.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$2,749		$245,045	$243,611	$4,183		$137
AB Government Money Market Portfolio*	– 0	–	51,306	51,306	– 0	–	0	**

Total					$4,183		$137

*	Investment of cash collateral for securities lending transactions (see Note E).

**	Amount is less than $500.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,371 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$962,695,570		$1,062,131,985
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$699,199,513
Gross unrealized depreciation	(41,406,651)

Net unrealized appreciation	$657,792,862

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund did not engage in derivative transactions for the six months ended December 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio,

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NOTES TO FINANCIAL STATEMENTS (continued)

an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in the AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the six months ended December 31, 2025 is as follows:

										AB Government Money Market Portfolio
Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$146	$39	$836

*	As of December 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class A
Shares sold	21,932	25,022	$417,427	$435,894

Shares issued in reinvestment of dividends and distributions	26,039	6,307	453,851	110,053

Shares converted from Class C	1,943	104	37,633	1,857

Shares redeemed	(57,766)	(208,644)	(1,099,481)	(3,658,829)

Net decrease	(7,852)	(177,211)	$(190,570)	$(3,111,025)

Class C
Shares sold	46	131	$824	$2,213

Shares issued in reinvestment of dividends and distributions	1,128	298	19,082	5,074

Shares converted to Class A	(2,007)	(107)	(37,633)	(1,857)

Shares redeemed	(57)	(5,965)	(1,044)	(102,689)

Net decrease	(890)	(5,643)	$(18,771)	$(97,259)

Advisor Class
Shares sold	7,773,366	18,273,497	$145,698,773	$319,485,273

Shares issued in reinvestment of dividends and distributions	13,673,410	4,028,818	238,190,798	70,262,587

Shares redeemed	(12,161,854)	(41,437,516)	(229,863,583)	(722,209,194)

Net increase (decrease)	9,284,922	(19,135,201)	$154,025,988	$(332,461,334)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

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NOTES TO FINANCIAL STATEMENTS (continued)

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk than investments in other foreign countries because the markets are less developed, less liquid and are subject to increased potential for market manipulation and increased economic, political, regulatory or other uncertainties.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$42,647,328	$27,785,951
Net long-term capital gains	33,466,848	– 0	–

Total taxable distributions paid	$76,114,176	$27,785,951

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$47,980,635
Undistributed capital gains	156,495,780	(a)
Unrealized appreciation (depreciation)	603,786,612	(b)

Total accumulated earnings (deficit)	$808,263,027

(a)	During the fiscal year, the Fund utilized $44,606,788 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

ABFunds.com	AB Global Core Equity Portfolio 21

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 18.89	$ 16.76	$ 14.92	$ 13.52	$ 17.63	$ 12.83

Income From Investment Operations

Net investment income(a)(b)	.03	.11	*	.12	.11	.10	.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39	2.39	1.84	1.83	(3.42)	4.77

Net increase (decrease) in net asset value from operations	.42	2.50	1.96	1.94	(3.32)	4.89

Less: Dividends and Distributions

Dividends from net investment income	(.11)	(.09)	(.12)	(.01)	(.14)	(.09)

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(1.74)	(.37)	(.12)	(.54)	(.79)	(.09)

Net asset value, end of period	$ 17.57	$ 18.89	$ 16.76	$ 14.92	$ 13.52	$ 17.63

Total Return

Total investment return based on net asset value(d)**	2.30%	15.13	%*	13.24%	14.79%	(19.74)%	38.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,166	$5,702	$8,031	$19,940	$19,471	$23,362

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	1.03	%(e)	1.03%	1.03%	1.04%	1.03%	1.05%

Expenses, before waivers/ reimbursements	1.03	%(e)	1.03%	1.03%	1.04%	1.04%	1.06%

Net investment income(b)	.28	%(e)	.63	%*	.75%	.77%	.62%	.79%

Portfolio turnover rate	34%	67%	52%	48%	50%	46%

See footnote summary on page 25.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 18.33	$ 16.31	$ 14.52	$ 13.26	$ 17.29	$ 12.61

Income From Investment Operations

Net investment income (loss)(a)(b)	(.05)	(.02	)*	.01	(.01)	(.03)	.00	(c)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39	2.33	1.78	1.80	(3.34)	4.68

Net increase (decrease) in net asset value from operations	.34	2.31	1.79	1.79	(3.37)	4.68

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.01)	– 0	–	– 0	–	(.01)	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(1.63)	(.29)	– 0	–	(.53)	(.66)	– 0	–

Net asset value, end of period	$ 17.04	$ 18.33	$ 16.31	$ 14.52	$ 13.26	$ 17.29

Total Return

Total investment return based on net asset value(d)**	1.91%	14.28	%*	12.33%	13.93%	(20.29)%	37.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$270	$307	$365	$419	$759	$1,040

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	1.78	%(e)	1.78%	1.79%	1.79%	1.79%	1.81%

Expenses, before waivers/ reimbursements	1.78	%(e)	1.78%	1.79%	1.79%	1.79%	1.81%

Net investment income (loss)(b)	(.49	)%(e)	(.13	)%*	.08%	(.04)%	(.15)%	.03%

Portfolio turnover rate	34%	67%	52%	48%	50%	46%

See footnote summary on page 25.

ABFunds.com	AB Global Core Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 18.90	$ 16.82	$ 14.98	$ 13.57	$ 17.69	$ 12.87

Income From Investment Operations

Net investment income(a)(b)	.05	.16	*	.18	.14	.14	.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.40	2.39	1.82	1.84	(3.43)	4.77

Net increase (decrease) in net asset value from operations	.45	2.55	2.00	1.98	(3.29)	4.94

Less: Dividends and Distributions

Dividends from net investment income	(.16)	(.19)	(.16)	(.04)	(.18)	(.12)

Distributions from net realized gain on investment and foreign currency transactions	(1.63)	(.28)	– 0	–	(.53)	(.65)	– 0	–

Total dividends and distributions	(1.79)	(.47)	(.16)	(.57)	(.83)	(.12)

Net asset value, end of period	$ 17.56	$ 18.90	$ 16.82	$ 14.98	$ 13.57	$ 17.69

Total Return

Total investment return based on net asset value(d)**	2.46%	15.37	%*	13.51%	15.13%	(19.54)%	38.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,793,916	$2,832,426	$2,841,960	$2,541,173	$2,349,994	$2,478,209

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements	.78	%(e)	.78%	.78%	.79%	.79%	.81%

Expenses, before waivers/ reimbursements	.78	%(e)	.78%	.78%	.79%	.79%	.81%

Net investment income(b)	.55	%(e)	.93	%*	1.15%	1.04%	.86%	1.08%

Portfolio turnover rate	34%	67%	52%	48%	50%	46%

See	footnote summary on page 25.

24 AB Global Core Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Less than .005%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(f)	.00	%(f)

Class C	$.00	(c)	.00	%(f)	.00	%(f)

Advisor Class	$.00	(c)	.00	%(f)	.00	%(f)

**	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended June 30, 2025 by .01%.

See	notes to financial statements.

ABFunds.com	AB Global Core Equity Portfolio 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Core Equity Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

26 AB Global Core Equity Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Global Core Equity Portfolio 27

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5-and 10-year periods ended February 28, 2025 (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the Fund’s, on the other. The directors noted that the Adviser may, in some

28 AB Global Core Equity Portfolio	ABFunds.com

cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry

ABFunds.com	AB Global Core Equity Portfolio 29

and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

30 AB Global Core Equity Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Global Core Equity Portfolio 31

NOTES

32 AB Global Core Equity Portfolio	ABFunds.com

AB GLOBAL CORE EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GCE-0152-1225

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB SELECT US EQUITY PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 29.6%
Communications Equipment – 1.5%
Cisco Systems, Inc.	45,443	$3,500,474
Motorola Solutions, Inc.	4,492	1,721,874

		5,222,348

IT Services – 0.8%
International Business Machines Corp.	8,730	2,585,913

Semiconductors & Semiconductor Equipment – 13.3%
Advanced Micro Devices, Inc.(a)	8,730	1,869,617
Applied Materials, Inc.	14,319	3,679,840
Broadcom, Inc.	24,081	8,334,434
Intel Corp.(a)	23,523	867,999
Micron Technology, Inc.	9,357	2,670,581
NVIDIA Corp.	133,341	24,868,096
NXP Semiconductors NV	11,618	2,521,803

		44,812,370

Software – 7.9%
Adobe, Inc.(a)	4,492	1,572,155
Microsoft Corp.	41,575	20,106,502
Oracle Corp.	8,460	1,648,939
Salesforce, Inc.	12,141	3,216,272

		26,543,868

Technology Hardware, Storage & Peripherals – 6.1%
Apple, Inc.	69,930	19,011,170
Western Digital Corp.	8,409	1,448,618

		20,459,788

		99,624,287

Financials – 18.4%
Banks – 6.5%
Bank of America Corp.	45,122	2,481,710
Citigroup, Inc.	26,157	3,052,260
Fifth Third Bancorp	80,281	3,757,954
JPMorgan Chase & Co.	17,140	5,522,851
PNC Financial Services Group, Inc. (The)	10,859	2,266,599
Wells Fargo & Co.	51,028	4,755,809

		21,837,183

Capital Markets – 3.1%
Charles Schwab Corp. (The)	32,253	3,222,397
Goldman Sachs Group, Inc. (The)	2,701	2,374,179
Jefferies Financial Group, Inc.	44,301	2,745,333
Morgan Stanley	12,462	2,212,379

		10,554,288

ABFunds.com	AB Select US Equity Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Finance – 1.4%
Capital One Financial Corp.	19,555	$4,739,350

Financial Services – 6.0%
Apollo Global Management, Inc.	19,994	2,894,332
Berkshire Hathaway, Inc. – Class B(a)	22,357	11,237,746
Visa, Inc. – Class A	16,937	5,939,975

		20,072,053

Insurance – 1.4%
Chubb Ltd.	6,670	2,081,841
Progressive Corp. (The)	11,395	2,594,869

		4,676,710

		61,879,584

Communication Services – 11.8%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	92,829	2,305,872

Entertainment – 2.5%
Netflix, Inc.(a)	30,633	2,872,150
Walt Disney Co. (The)	48,128	5,475,523

		8,347,673

Interactive Media & Services – 7.9%
Alphabet, Inc. – Class A	59,594	18,652,922
Meta Platforms, Inc. – Class A	12,343	8,147,491

		26,800,413

Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc.	11,230	2,280,139

		39,734,097

Health Care – 10.2%
Biotechnology – 0.9%
AbbVie, Inc.	13,627	3,113,633

Health Care Equipment & Supplies – 2.8%
Abbott Laboratories	24,874	3,116,464
Boston Scientific Corp.(a)	19,960	1,903,186
Medtronic PLC	25,619	2,460,961
Stryker Corp.	5,285	1,857,519

		9,338,130

Health Care Providers & Services – 2.5%
CVS Health Corp.	28,015	2,223,270
HCA Healthcare, Inc.	2,803	1,308,609
McKesson Corp.	2,229	1,828,427
UnitedHealth Group, Inc.	8,966	2,959,766

		8,320,072

Life Sciences Tools & Services – 1.2%
Thermo Fisher Scientific, Inc.	7,025	4,070,636

2 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 2.8%
Eli Lilly & Co.	5,167	$5,552,871
Johnson & Johnson	19,302	3,994,549

		9,547,420

		34,389,891

Industrials – 10.0%
Aerospace & Defense – 1.8%
Boeing Co. (The)(a)	10,655	2,313,414
Northrop Grumman Corp.	2,786	1,588,605
RTX Corp.	11,973	2,195,848

		6,097,867

Electrical Equipment – 0.9%
Eaton Corp. PLC	6,062	1,930,807
GE Vernova, Inc.	1,705	1,114,337

		3,045,144

Ground Transportation – 2.0%
CSX Corp.	41,508	1,504,665
Uber Technologies, Inc.(a)	9,372	765,786
Union Pacific Corp.	19,639	4,542,894

		6,813,345

Industrial Conglomerates – 3.1%
3M Co.	35,530	5,688,353
Honeywell International, Inc.	24,586	4,796,483

		10,484,836

Machinery – 1.7%
Caterpillar, Inc.	4,998	2,863,204
Parker-Hannifin Corp.	3,073	2,701,044

		5,564,248

Passenger Airlines – 0.5%
United Airlines Holdings, Inc.(a)	13,138	1,469,091

		33,474,531

Consumer Discretionary – 6.6%
Automobiles – 0.5%
General Motors Co.	19,302	1,569,638

Broadline Retail – 3.9%
Amazon.com, Inc.(a)	56,335	13,003,245

Hotels, Restaurants & Leisure – 0.6%
Booking Holdings, Inc.	388	2,077,868

Specialty Retail – 1.6%
Home Depot, Inc. (The)	8,462	2,911,774
Lowe’s Cos., Inc.	10,234	2,468,032

		5,379,806

		22,030,557

ABFunds.com	AB Select US Equity Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 5.2%
Beverages – 2.3%
Coca-Cola Co. (The)	47,622	$3,329,254
PepsiCo, Inc.	30,433	4,367,744

		7,696,998

Consumer Staples Distribution & Retail – 1.3%
Costco Wholesale Corp.	2,296	1,979,932
Walmart, Inc.	22,409	2,496,587

		4,476,519

Household Products – 0.8%
Procter & Gamble Co. (The)	19,321	2,768,893

Tobacco – 0.8%
Philip Morris International, Inc.	15,857	2,543,463

		17,485,873

Energy – 3.1%
Energy Equipment & Services – 0.2%
SLB Ltd.	16,769	643,594

Oil, Gas & Consumable Fuels – 2.9%
Chevron Corp.	17,461	2,661,231
EOG Resources, Inc.	17,630	1,851,326
Exxon Mobil Corp.	29,248	3,519,704
Williams Cos., Inc. (The)	32,068	1,927,608

		9,959,869

		10,603,463

Utilities – 1.8%
Electric Utilities – 1.8%
Constellation Energy Corp.	4,694	1,658,250
PPL Corp.	122,854	4,302,347

		5,960,597

Materials – 0.5%
Chemicals – 0.5%
Sherwin-Williams Co. (The)	4,981	1,613,993

Total Common Stocks (cost $175,021,198)		326,796,873

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.615%(b)(c)(d) (cost $8,411,494)	8,411,494	8,411,494

4 AB Select US Equity Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Time Deposits – 0.1%
Citibank, London 0.81%, 01/02/2026	EUR	40	$47,201
2.66%, 01/02/2026	GBP	65	87,076
Citibank, New York 2.98%, 01/02/2026	U.S.$	69	68,664
HSBC, Hong Kong 2.38%, 01/02/2026	HKD	163	20,946
Royal Bank of Canada, Toronto 1.08%, 01/02/2026	CAD	6	4,178
SMBC, Tokyo 0.15%, 01/05/2026	JPY	1,555	9,927

Total Time Deposits (cost $237,992)			237,992

Total Short-Term Investments (cost $8,649,486)			8,649,486

Total Investments – 99.8% (cost $183,670,684)			335,446,359
Other assets less liabilities – 0.2%			582,026

Net Assets – 100.0%			$336,028,385

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

USD – United States Dollar

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $175,259,190)	$327,034,865
Affiliated issuers (cost $8,411,494)	8,411,494
Cash	42
Foreign currencies, at value (cost $254)	268
Receivable for investment securities sold	2,425,462
Unaffiliated dividends receivable	203,773
Receivable for capital stock sold	62,097
Receivable due from Adviser	30,011
Affiliated dividends receivable	23,600

Total assets	338,191,612

Liabilities
Payable for investment securities purchased	1,433,874
Advisory fee payable	286,057
Payable for capital stock redeemed	134,625
Administrative fee payable	74,796
Distribution fee payable	15,729
Transfer Agent fee payable	6,027
Directors’ fee payable	5,445
Accrued expenses	206,674

Total liabilities	2,163,227

Net Assets	$336,028,385

Composition of Net Assets
Capital stock, at par	$1,373
Additional paid-in capital	197,574,973
Distributable earnings	138,452,039

$336,028,385

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$46,099,368	1,879,313	$24.53	*

C	$7,130,547	342,842	$20.80

Advisor	$271,156,938	11,025,897	$24.59

I	$11,641,532	481,978	$24.15

*	The maximum offering price per share for Class A shares was $25.62, which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Select US Equity Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $3,235)	$1,963,853
Affiliated issuers	167,395
Interest	1,835	$2,133,083

Expenses
Advisory fee (see Note B)	1,636,418
Distribution fee—Class A	52,608
Distribution fee—Class C	34,924
Transfer agency—Class A	6,783
Transfer agency—Class C	1,196
Transfer agency—Advisor Class	42,801
Transfer agency—Class I	1,150
Custody and accounting	100,680
Administrative	48,780
Registration fees	35,250
Audit and tax	29,906
Legal	23,454
Printing	16,892
Directors’ fees	10,349
Miscellaneous	9,435

Total expenses	2,050,626
Less: expenses waived and reimbursed by the Adviser (see Note B)	(172,012)

Net expenses		1,878,614

Net investment income		254,469

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on investment transactions		10,636,750
Net change in unrealized appreciation (depreciation) on:
Investments		18,963,468
Foreign currency denominated assets and liabilities		(2,394)

Net gain on investment and foreign currency transactions		29,597,824

Net Increase in Net Assets from Operations		$29,852,293

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Increase in Net Assets from Operations
Net investment income	$254,469	$631,944
Net realized gain on investment	10,636,750	14,613,924
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	18,961,074	30,035,339

Net increase in net assets from operations	29,852,293	45,281,207
Distributions to Shareholders
Class A	(2,517,119)	(2,692,765)
Class C	(439,434)	(666,873)
Advisor Class	(15,431,484)	(18,672,276)
Class I	(664,637)	(842,684)
Capital Stock Transactions
Net increase	13,518,881	23,974,978

Total increase	24,318,500	46,381,587
Net Assets
Beginning of period	311,709,885	265,328,298

End of period	$336,028,385	$311,709,885

See notes to financial statements.

8 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Select US Equity Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 10 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

ABFunds.com	AB Select US Equity Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

10 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

ABFunds.com	AB Select US Equity Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$326,796,873		$	– 0	–	$	– 0	–	$326,796,873
Short-Term Investments:
Investment Companies	8,411,494			– 0	–		– 0	–	8,411,494
Time Deposits	237,992			– 0	–		– 0	–	237,992

Total Investments in Securities	335,446,359			– 0	–		– 0	–	335,446,359
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$335,446,359		$	– 0	–	$	– 0	–	$335,446,359

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses

12 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those

ABFunds.com	AB Select US Equity Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1.00% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .10% of the Fund’s daily average net assets. From October 1, 2023, to May 8, 2025, the Adviser had voluntarily agreed to waive the advisory fee by an amount equal to .05% of the Fund’s daily average net assets. For the six months ended December 31, 2025, such reimbursements/waivers amounted to $163,642. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25% and 1.25% of the daily average net assets for Class A, Class C, Advisor Class and Class I shares, respectively. For the six months ended December 31, 2025, there was no such reimbursement. The Expense Caps may not be terminated before October 31, 2026.

14 AB Select US Equity Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $48,780.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,990 for the six months ended December 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,486 from the sale of Class A shares and received $6,479 and $451 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $8,370.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,773	$49,863	$48,225	$8,411	$167

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to

ABFunds.com	AB Select US Equity Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

.30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operation, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $147,199 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$273,444,364		$281,514,137
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$151,912,790
Gross unrealized depreciation	(137,115)

Net unrealized appreciation	$151,775,675

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Class A
Shares sold	286,282	325,664	$7,271,648	$7,351,507

Shares issued in reinvestment of dividends and distributions	92,658	106,458	2,281,239	2,399,558

Shares converted from Class C	21,475	18,284	537,056	408,339

Shares redeemed	(134,085)	(250,977)	(3,290,644)	(5,632,841)

Net increase	266,330	199,429	$6,799,299	$4,526,563

Class C
Shares sold	72,285	120,855	$1,532,432	$2,438,109

Shares issued in reinvestment of distributions	14,042	24,279	293,188	472,226

Shares converted to Class A	(25,030)	(21,144)	(537,056)	(408,339)

Shares redeemed	(69,353)	(84,395)	(1,459,972)	(1,658,319)

Net increase (decrease)	(8,056)	39,595	$(171,408)	$843,677

ABFunds.com	AB Select US Equity Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025		Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025

Advisor Class
Shares sold	613,711	1,534,696		$15,392,975		$34,381,320

Shares issued in reinvestment of dividends and distributions	437,408	684,848		10,795,216		15,463,864

Shares redeemed	(793,323)	(1,403,948)		(19,564,020)		(31,921,661)

Net increase	257,796	815,596		$6,624,171		$17,923,523

Class I
Shares sold	97	– 0	–	$2,408	$	– 0	–

Shares issued in reinvestment of dividends and distributions	27,431	37,959		664,637		842,684

Shares redeemed	(16,048)	(7,207)		(400,226)		(161,469)

Net increase	11,480	30,752		$266,819		$681,215

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in these companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Active Trading Risk—The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

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NOTES TO FINANCIAL STATEMENTS (continued)

IPO Risk—Securities purchased in an IPO may be subject to substantial price volatility due to one or more factors such as unseasoned trading in the securities, the lack of investor knowledge of the issuer, the lack of an operating history of the issuer, and the dependence of the issuer on key personnel, suppliers or a limited number of customers.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$14,392,382	$1,617,915
Net long-term capital gains	8,482,216	3,405,440

Total taxable distributions paid	$22,874,598	$5,023,355

ABFunds.com	AB Select US Equity Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$6,220,172
Undistributed capital gains	4,962,414
Unrealized appreciation (depreciation)	116,469,834	(a)

Total accumulated earnings (deficit)	$127,652,420

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.65	$ 21.93	$ 17.99	$ 16.56	$ 22.32	$ 16.19

Income From Investment Operations

Net investment income (loss)(a)(b)	(.00	)(c)	.01	*	.03	.03	.02	(.03)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.29	3.57	4.31	2.42	(1.06)	6.76

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.29	3.58	4.34	2.45	(1.04)	6.73

Less: Dividends and Distributions

Dividends from net investment income	(.00	)(c)	(.00	)(c)	(.02)	(.04)	– 0	–	– 0	–

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.41)	(1.86)	(.40)	(1.02)	(4.72)	(.60)

Net asset value, end of period	$ 24.53	$ 23.65	$ 21.93	$ 17.99	$ 16.56	$ 22.32

Total Return

Total investment return based on net asset value(d)**	9.67%	16.75	%*	24.62%	15.38%	(8.03)%	42.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,099	$38,150	$31,004	$24,574	$19,869	$18,875

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.35	%(f)	1.42%	1.44%	1.51%	1.47%	1.51%

Expenses, before waivers/ reimbursements(e)†	1.45	%(f)	1.48%	1.48%	1.52%	1.47%	1.51%

Net investment income (loss)(b)	(.04	)%(f)	.03	%*	.13%	.20%	.08%	(.13)%

Portfolio turnover rate	86%	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 25.

ABFunds.com	AB Select US Equity Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 20.32	$ 19.22	$ 15.91	$ 14.83	$ 20.57	$ 15.07

Income From Investment Operations

Net investment loss(a)(b)	(.09)	(.14	)*	(.11)	(.08)	(.13)	(.16)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.98	3.10	3.80	2.14	(.89)	6.26

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	1.89	2.96	3.69	2.06	(1.02)	6.10

Less: Distributions

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)	(.60)

Net asset value, end of period	$ 20.80	$ 20.32	$ 19.22	$ 15.91	$ 14.83	$ 20.57

Total Return

Total investment return based on net asset value(d)**	9.27%	15.88	%*	23.62%	14.49%	(8.69)%	41.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,130	$7,131	$5,982	$8,303	$7,629	$9,319

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	2.10	%(f)	2.17%	2.20%	2.27%	2.22%	2.26%

Expenses, before waivers/ reimbursements(e)†	2.20	%(f)	2.23%	2.24%	2.27%	2.22%	2.27%

Net investment loss(b)	(.79	)%(f)	(.72	)%*	(.64)%	(.55)%	(.68)%	(.88)%

Portfolio turnover rate	86%	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 25.

22 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.72	$ 21.99	$ 18.03	$ 16.59	$ 22.32	$ 16.17

Income From Investment Operations

Net investment income(a)(b)	.03	.06	*	.07	.08	.07	.03

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.30	3.58	4.33	2.42	(1.07)	6.74

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.33	3.64	4.40	2.50	(1.00)	6.77

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.05)	(.06)	(.08)	(.01)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.46)	(1.91)	(.44)	(1.06)	(4.73)	(.62)

Net asset value, end of period	$ 24.59	$ 23.72	$ 21.99	$ 18.03	$ 16.59	$ 22.32

Total Return

Total investment return based on net asset value(d)**	9.80%	17.00	%*	24.94%	15.68%	(7.82)%	42.63%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$271,157	$255,455	$218,823	$179,438	$176,306	$181,782

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.09	%(f)	1.17%	1.19%	1.26%	1.22%	1.26%

Expenses, before waivers/ reimbursements(e)†	1.20	%(f)	1.23%	1.23%	1.26%	1.22%	1.26%

Net investment income(b)	.21	%(f)	.28	%*	.38%	.46%	.33%	.13%

Portfolio turnover rate	86%	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 25.

ABFunds.com	AB Select US Equity Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 23.32	$ 21.65	$ 17.75	$ 16.35	$ 22.06	$ 15.99

Income From Investment Operations

Net investment income(a)(b)	.03	.06	.08	.08	.06	.02

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.26	3.53	4.26	2.38	(1.04)	6.67

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	2.29	3.59	4.34	2.46	(.98)	6.69

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(.06)	(.06)	(.08)	(.01)	(.02)

Distributions from net realized gain on investment and foreign currency transactions	(1.41)	(1.86)	(.38)	(.98)	(4.72)	(.60)

Total dividends and distributions	(1.46)	(1.92)	(.44)	(1.06)	(4.73)	(.62)

Net asset value, end of period	$ 24.15	$ 23.32	$ 21.65	$ 17.75	$ 16.35	$ 22.06

Total Return

Total investment return based on net asset value(d)**	9.81%	17.01%	24.93%	15.72%	(7.82)%	42.62%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,642	$10,974	$9,519	$3,741	$3,717	$5,340

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)†	1.08	%(f)	1.15%	1.16%	1.26%	1.21%	1.26%

Expenses, before waivers/ reimbursements(e)†	1.19	%(f)	1.21%	1.20%	1.26%	1.22%	1.26%

Net investment income(b)	.22	%(f)	.29%	.41%	.45%	.32%	.13%

Portfolio turnover rate	86%	217%	171%	205%	197%	148%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(f)	.01%	.00%	.00%	.00%	.00%

See footnote summary on page 25.

24 AB Select US Equity Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended December 31, 2025 and the year ended June 30, 2025, such waiver amounted to .01% (annualized) and .01%, respectively.

(f)	Annualized.

(g)	Less than .005%.

*

During the year ended June 30, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio		Total Return

Class A	$.00	(c)	.00	%(g)	.00	%(g)

Class C	$.00	(c)	.00	%(g)	.00	%(g)

Advisor Class	$.00	(c)	.00	%(g)	.00	%(g)

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the six months ended December 31, 2025, for the years ended June 30, 2025 and June 30, 2022 by .01%, .01% and .02%, respectively.

See notes to financial statements.

ABFunds.com	AB Select US Equity Portfolio 25

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Select US Equity Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

26 AB Select US Equity Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Select US Equity Portfolio 27

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate (reflecting a waiver of a portion of the advisory fee effective October 2023) with a peer group median and noted that it was above the median. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested, as a condition to their approval, that the Adviser increase its existing waiver of a portion of the advisory fee from 0.05% to 0.10% and the Adviser agreed to do so. They also noted the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any

28 AB Select US Equity Portfolio	ABFunds.com

offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians and discussed the Adviser’s explanations for this. The directors noted that the Adviser’s waiver of a larger portion of the advisory fee would lower the total expense ratio.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints, and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior

ABFunds.com	AB Select US Equity Portfolio 29

presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

30 AB Select US Equity Portfolio	ABFunds.com

NOTES

ABFunds.com	AB Select US Equity Portfolio 31

NOTES

32 AB Select US Equity Portfolio	ABFunds.com

AB SELECT US EQUITY PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUE-0152-1225

December 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Sustainable US Thematic Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Information Technology – 42.6%
Electronic Equipment, Instruments & Components – 5.4%
Flex Ltd.(a)	3,851	$232,678
TE Connectivity PLC	1,857	422,486

		655,164

IT Services – 1.5%
Shopify, Inc. – Class A(a)	1,096	176,423

Semiconductors & Semiconductor Equipment – 13.7%
Broadcom, Inc.	1,395	482,809
Monolithic Power Systems, Inc.	151	136,860
NVIDIA Corp.	2,981	555,957
NXP Semiconductors NV	914	198,393
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	957	290,823

		1,664,842

Software – 15.8%
Cadence Design Systems, Inc.(a)	861	269,131
Crowdstrike Holdings, Inc. – Class A(a)	513	240,474
Microsoft Corp.	1,308	632,575
Palo Alto Networks, Inc.(a)	1,039	191,384
Salesforce, Inc.	1,195	316,567
ServiceNow, Inc.(a)	1,798	275,436

		1,925,567

Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	2,754	748,702

		5,170,698

Health Care – 19.1%
Biotechnology – 3.8%
AbbVie, Inc.	2,059	470,461

Health Care Equipment & Supplies – 10.8%
GE HealthCare Technologies, Inc.	2,971	243,682
Hologic, Inc.(a)	2,123	158,142
Medtronic PLC	3,281	315,173
STERIS PLC	1,366	346,308
Stryker Corp.	707	248,489

		1,311,794

Life Sciences Tools & Services – 1.3%
Danaher Corp.	690	157,955

Pharmaceuticals – 3.2%
Johnson & Johnson	1,868	386,582

		2,326,792

ABFunds.com	AB Sustainable US Thematic Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Industrials – 14.6%
Commercial Services & Supplies – 7.5%
Tetra Tech, Inc.	3,859	$129,431
Veralto Corp.	4,354	434,442
Waste Management, Inc.	1,572	345,384

		909,257

Construction & Engineering – 1.5%
AECOM	1,909	181,985

Electrical Equipment – 5.6%
Emerson Electric Co.	1,899	252,036
Rockwell Automation, Inc.	1,102	428,755

		680,791

		1,772,033

Financials – 12.1%
Capital Markets – 6.6%
Intercontinental Exchange, Inc.	2,026	328,131
Jefferies Financial Group, Inc.	4,599	285,000
LPL Financial Holdings, Inc.	528	188,586

		801,717

Financial Services – 3.3%
Visa, Inc. – Class A	1,147	402,264

Insurance – 2.2%
Aflac, Inc.	2,378	262,222

		1,466,203

Utilities – 2.9%
Electric Utilities – 2.9%
NextEra Energy, Inc.	4,350	349,218

Communication Services – 2.1%
Entertainment – 2.1%
Spotify Technology SA(a)	448	260,158

Consumer Discretionary – 1.7%
Automobile Components – 1.7%
Aptiv PLC(a)	2,767	210,541

Energy – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Cameco Corp.	1,861	170,263

Total Common Stocks (cost $7,675,461)		11,725,906

2 AB Sustainable US Thematic Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 5.1%
Investment Companies – 5.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.615%(b)(c)(d) (cost $614,630)	614,630	$614,630

Total Investments – 101.6% (cost $8,290,091)		12,340,536
Other assets less liabilities – (1.6)%		(192,243)

Net Assets – 100.0%		$12,148,293

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ABFunds.com	AB Sustainable US Thematic Portfolio 3

STATEMENT OF ASSETS & LIABILITIES

December 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $7,675,461)	$11,725,906
Affiliated issuers (cost $614,630)	614,630
Receivable due from Adviser	24,425
Unaffiliated dividends receivable	17,742
Receivable for capital stock sold	2,034
Affiliated dividends receivable	1,959

Total assets	12,386,696

Liabilities
Audit and tax fee payable	58,119
Administrative fee payable	50,860
Payable for capital stock redeemed	31,597
Custody and accounting fees payable	30,089
Printing fee payable	24,933
Legal fee payable	12,785
Advisory fee payable	6,264
Directors’ fee payable	4,914
Transfer Agent fee payable	2,655
Distribution fee payable	153
Accrued expenses	16,034

Total liabilities	238,403

Net Assets	$12,148,293

Composition of Net Assets
Capital stock, at par	$294
Additional paid-in capital	1,418,284
Distributable earnings	10,729,715

$12,148,293

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$531,020	128,258	$4.14	*

C	$40,326	10,459	$3.86

Advisor	$11,574,766	2,800,577	$4.13

Z	$2,181	524	$4.16

*	The maximum offering price per share for Class A shares was $4.32, which reflects a sales charge of 4.25%.

See notes to financial statements.

4 AB Sustainable US Thematic Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $299)	$137,335
Affiliated issuers	29,103
Interest	12	$166,450

Expenses
Advisory fee (see Note B)	86,548
Transfer agency—Class A	538
Transfer agency—Class C	42
Transfer agency—Advisor Class	23,307
Transfer agency—Class Z	1
Distribution fee—Class A	830
Distribution fee—Class C	177
Registration fees	32,035
Custody and accounting	31,876
Audit and tax	25,970
Administrative	24,053
Legal	22,435
Printing	14,482
Directors’ fees	9,175
Miscellaneous	6,323

Total expenses before interest expense	277,792
Interest expense	1,097

Total expenses	278,889
Less: expenses waived and reimbursed by the Adviser (see Note B)	(175,935)

Net expenses		102,954

Net investment income		63,496

Realized and Unrealized Gain (Loss) on Investment
Net realized gain on investment transactions		11,307,688
Net change in unrealized appreciation (depreciation) on investments		(9,367,849)

Net gain on investment		1,939,839

Net Increase in Net Assets from Operations		$2,003,335

See notes to financial statements.

ABFunds.com	AB Sustainable US Thematic Portfolio 5

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30, 2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$63,496	$337,870
Net realized gain on investment	11,307,688	32,731,510
Net change in unrealized appreciation (depreciation) on investments	(9,367,849)	(29,253,051)

Net increase in net assets from operations	2,003,335	3,816,329
Distributions to Shareholders
Class A	(523,678)	(164,240)
Class C	(37,539)	(7,472)
Advisor Class	(19,023,980)	(13,338,675)
Class Z	(6,760)	(3,625,426)
Capital Stock Transactions
Net decrease	(12,936,760)	(66,085,035)

Total decrease	(30,525,382)	(79,404,519)
Net Assets
Beginning of period	42,673,675	122,078,194

End of period	$12,148,293	$42,673,675

See notes to financial statements.

6 AB Sustainable US Thematic Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Sustainable US Thematic Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C, Advisor Class and Class Z shares. Class B, Class R, Class K, Class I, Class T, Class 1, and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

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NOTES TO FINANCIAL STATEMENTS (continued)

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed and over-the-counter (“OTC”) put and call options are valued using market quotations when available. Listed options are generally valued at the last reported sale price, provided such price is within the bid-ask range, otherwise, they are valued based on the bid or ask price, as determined by a pricing service; options on futures may be valued at their settlement prices; OTC options, including flexible exchange-traded options (“Flex Options”), are generally valued using models that consider the terms of the option and relevant market inputs and are typically valued at transaction price on the trade date; open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may

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NOTES TO FINANCIAL STATEMENTS (continued)

include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be

ABFunds.com	AB Sustainable US Thematic Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$11,725,906		$	– 0	–		– 0	–	$11,725,906
Short-Term Investments:
Investment Companies	614,630			– 0	–		– 0	–	614,630

Total Investments in Securities	12,340,536			– 0	–		– 0	–	12,340,536
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$12,340,536		$	– 0	–	$	– 0	–	$12,340,536

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

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NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

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NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the current investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion of the Fund’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total expenses (other than acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Cap”) to .90%, 1.65%, .65% and .65% of daily average net assets for Class A, Class C, Advisor Class and Class Z shares, respectively. For the six months ended December 31, 2025, such reimbursements/waivers amounted to $174,501. The Expense Cap will remain in effect until October 31, 2026 and then may be continued thereafter from year to year by the Adviser.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended December 31, 2025, the reimbursement for such services amounted to $24,053.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $8,519 for the six months ended December 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended December 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended December 31, 2025, such waiver amounted to $1,434.

A summary of the Fund’s transactions in AB mutual funds for the six months ended December 31, 2025 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$1,734	$17,105	$18,224	$615	$29

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $714 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current

ABFunds.com	AB Sustainable US Thematic Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$11,158,634		$42,396,174
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$4,181,649
Gross unrealized depreciation	(131,204)

Net unrealized appreciation	$4,050,445

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivative transactions for the six months ended December 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30, 2025	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30, 2025

Class A
Shares sold	241		23,210	$2,289		$446,221

Shares issued in reinvestment of dividends and distributions	118,417		9,727	505,639		158,741

Shares redeemed	(33,391)		(16,140)	(173,565)		(273,556)

Net increase	85,267		16,797	$334,363		$331,406

Class C
Shares sold	1,289		479	$21,250		$8,749

Shares issued in reinvestment of dividends and distributions	7,552		326	30,061		5,260

Shares redeemed	– 0	–	(828)	– 0	–	(11,494)

Net increase (decrease)	8,841		(23)	$51,311		$2,515

Advisor Class
Shares sold	319,761		826,675	$2,134,123		$14,017,107

Shares issued in reinvestment of dividends and distributions	2,289,042		385,687	9,751,321		6,290,553

Shares redeemed	(2,403,898)		(4,001,025)	(25,207,904)		(72,778,151)

Net increase (decrease)	204,905		(2,788,663)	$(13,322,460)		$(52,470,491)

Class Z
Shares issued in reinvestment of dividends and distributions	6		0 (a)	$26		$5

Shares redeemed	– 0	–	(903,398)	– 0	–	(13,948,470)

Net increase (decrease)	6		(903,398)	$26		$(13,948,465)

(a)	Amount is less than one share.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers fornon-investment reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Fund’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Capital Gain Risk—As of the date of the Fund’s Prospectus, a substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain

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NOTES TO FINANCIAL STATEMENTS (continued)

distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, which will expire on June 23, 2026. A commitment fee of 0.15% per annum related to the Facility is paid by the participating funds and is included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending June 30, 2026 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended June 30, 2025 and June 30, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$3,871,028	$1,195,024
Net long-term capital gains	13,264,785	3,829,210

Total taxable distributions paid	$17,135,813	$5,024,234

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NOTES TO FINANCIAL STATEMENTS (continued)

As of June 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$15,350,896
Unrealized appreciation (depreciation)	12,967,441	(a)

Total accumulated earnings (deficit)	$28,318,337

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of June 30, 2025, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

At a meeting of the Board of Directors (the “Board”) of the Fund held on November 4-6, 2025, the Board approved the liquidation and termination of the Portfolio. The Portfolio suspended sales of its shares to investors who purchase shares directly from the Portfolio pending the completion of the liquidation and the payment of one or more liquidating distributions to the Portfolio’s shareholders. The Portfolio made its liquidating distributions on or about January 16, 2026.

In connection with the liquidation, the Portfolio approved the waiver of contingent deferred sales charges (“CDSCs”) upon redemption of the Portfolio’s shares, effective immediately. This CDSC waiver also applied to redemptions of shares of other AB Funds that are acquired through exchange of the Portfolio’s shares.

Distribution of liquidation proceeds to Portfolio shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

18 AB Sustainable US Thematic Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class A
	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30,			February 1, 2022(a) to June 30, 2022(b)
			2025	2024	2023

Net asset value, beginning of period	$ 16.14		$ 19.29	$ 17.33	$ 15.93	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.01		.03	.05	.07	.01

Net realized and unrealized gain (loss) on investments	1.01		.78	2.51	2.82	(3.47)

Net increase (decrease) in net asset value from operations	1.02		.81	2.56	2.89	(3.46)

Less: Dividends and Distributions

Dividends from net investment income	(.02)		(.15)	(.06)	(.03)	– 0	–

Distributions from net realized gain on investments	(13.00)		(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(13.02)		(3.96)	(.60)	(1.49)	– 0	–

Net asset value, end of period	$ 4.14		$ 16.14	$ 19.29	$ 17.33	$ 15.93

Total Return

Total investment return based on net asset value(e)	3.83%		4.00%	15.34%	19.32%	(17.84)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$531		$694	$505	$332	$25

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.90	%(h)	.91%	.90%	.89%	.90	%(h)

Expenses, before waivers/reimbursements(f)(g)†	2.15	%(h)	1.41%	1.16%	1.18%	1.42	%(h)

Net investment income(d)	.23	%(h)	.18%	.27%	.44%	.13	%(h)

Portfolio turnover rate	38%		52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01%	.01	%(h)

See footnote summary on page 23.

ABFunds.com	AB Sustainable US Thematic Portfolio 19

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended December 31, 2025 (unaudited)	Year Ended June 30,	May 2, 2022(a) to June 30, 2022(b)
2025	2024	2023

Net asset value, beginning of period	$ 15.90	$ 19.07	$ 17.21	$ 15.92	$ 17.38

Income From Investment Operations

Net investment loss(c)(d)	(.02)	(.10)	(.08)	(.06)	(.01)

Net realized and unrealized gain (loss) on investments	.98	.77	2.48	2.81	(1.45)

Net increase (decrease) in net asset value from operations	.96	.67	2.40	2.75	(1.46)

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.03)	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investments	(13.00)	(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(13.00)	(3.84)	(.54)	(1.46)	– 0	–

Net asset value, end of period	$ 3.86	$ 15.90	$ 19.07	$ 17.21	$ 15.92

Total Return

Total investment return based on net asset value(e)	3.55%	3.22%	14.43%	18.36%	(8.40)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$40	$26	$31	$26	$54

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	1.65	%(h)	1.66%	1.65%	1.64%	1.64	%(h)

Expenses, before waivers/reimbursements(f)(g)†	3.05	%(h)	2.24%	2.13%	2.10%	3.44	%(h)

Net investment loss(d)	(.53	)%(h)	(.58)%	(.46)%	(.38)%	(.43	)%(h)

Portfolio turnover rate	38%	52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01%	.01	%(h)

See footnote summary on page 23.

20 AB Sustainable US Thematic Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Advisor Class
	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30,			January 1, 2022 to June 30, 2022(b)		Year Ended December 31, 2021
			2025	2024	2023

Net asset value, beginning of period	$ 16.16		$ 19.33	$ 17.37	$ 15.95	$ 21.71		$ 18.83

Income From Investment Operations

Net investment income(c)(d)	.03		.07	.09	.09	.01		.11

Net realized and unrealized gain (loss) on investments	1.00		.79	2.51	2.84	(5.77)		4.83

Net increase (decrease) in net asset value from operations	1.03		.86	2.60	2.93	(5.76)		4.94

Less: Dividends and Distributions

Dividends from net investment income	(.06)		(.22)	(.10)	(.05)	– 0	–	(.13)

Distributions from net realized gain on investments	(13.00)		(3.81)	(.54)	(1.46)	– 0	–	(1.93)

Total dividends and distributions	(13.06)		(4.03)	(.64)	(1.51)	– 0	–	(2.06)

Net asset value, end of period	$ 4.13		$ 16.16	$ 19.33	$ 17.37	$ 15.95		$ 21.71

Total Return

Total investment return based on net asset value(e)	3.89%		4.27%	15.56%	19.55%	(26.56)%		26.26%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,575		$41,945	$104,065	$125,881	$109,204		$191,746

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.65	%(h)	.66%	.65%	.64%	.65	%(h)	.12%

Expenses, before waivers/reimbursements(f)(g)†	1.76	%(h)	1.08%	.91%	.99%	1.00	%(h)	.36%

Net investment income(d)	.41	%(h)	.39%	.53%	.55%	.14	%(h)	.54%

Portfolio turnover rate	38%		52%	33%	45%	17%		37%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01%	.01	%(h)	.00%

See footnote summary on page 23.

ABFunds.com	AB Sustainable US Thematic Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended December 31, 2025 (unaudited)		Year Ended June 30,			February 1, 2022(a) to June 30, 2022(b)
			2025	2024	2023

Net asset value, beginning of period	$ 16.19		$ 19.33	$ 17.36	$ 15.95	$ 19.39

Income From Investment Operations

Net investment income(c)(d)	.02		.07	.10	.10	.03

Net realized and unrealized gain (loss) on investments	1.01		.80	2.50	2.82	(3.47)

Net increase (decrease) in net asset value from operations	1.03		.87	2.60	2.92	(3.44)

Less: Dividends and Distributions

Dividends from net investment income	(.06)		(.20)	(.09)	(.05)	– 0	–

Distributions from net realized gain on investments	(13.00)		(3.81)	(.54)	(1.46)	– 0	–

Total dividends and distributions	(13.06)		(4.01)	(.63)	(1.51)	– 0	–

Net asset value, end of period	$ 4.16		$ 16.19	$ 19.33	$ 17.36	$ 15.95

Total Return

Total investment return based on net asset value(e)	3.90%		4.31%	15.55%	19.52%	(17.74)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2		$9	$17,477	$15,695	$8

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(f)(g)†	.65	%(h)	.66%	.65%	.64%	.65	%(h)

Expenses, before waivers/reimbursements(f)(g)†	1.61	%(h)	1.08%	.84%	.75%	1.02	%(h)

Net investment income(d)	.36	%(h)	.42%	.54%	.64%	.36	%(h)

Portfolio turnover rate	38%		52%	33%	45%	17%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01	%(h)	.01%	.01%	.01%	.00	%(h)

See footnote summary on page 23.

22 AB Sustainable US Thematic Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Commencement of distribution.

(b)	The Fund changed its fiscal year end from December 31 to June 30.

(c)	Based on average shares outstanding.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, for the six months ended December 31, 2025, the years ended June 30, 2025, June 30, 2024, June 30, 2023 and the period ended June 30, 2022, such waiver amounted to .01% (annualized), .01%, .01%, .01% and .01% (annualized), respectively.

(g)	The expense ratios presented below exclude interest expense:

	Six Months Ended December 31, 2025 (unaudited)(h)	Year Ended June 30,			January 1, 2022 to June 30, 2022(b)(h)		Year Ended December 31, 2021
		2025	2024	2023
Class A
Net of waivers/reimbursements	.89%	.89%	.89%	.89%	.90	%(a)	N/A
Before waivers/reimbursements	2.14%	1.39%	1.15%	1.18%	1.42	%(a)	N/A
Class C
Net of waivers/reimbursements	1.64%	1.64%	1.65%	1.64%	1.64	%(a)	N/A
Before waivers/reimbursements	3.04%	2.22%	2.13%	2.10%	3.44	%(a)	N/A
Advisor Class
Net of waivers/reimbursements	.64%	.64%	.64%	.64%	.65%		.12%
Before waivers/reimbursements	1.76%	1.07%	.90%	.99%	1.00%		.36%
Class Z
Net of waivers/reimbursements	.65%	.64%	.64%	.64%	.65	%(a)	N/A
Before waivers/reimbursements	1.61%	1.06%	.84%	.75%	1.02	%(a)	N/A

(h)	Annualized.

See notes to financial statements.

ABFunds.com	AB Sustainable US Thematic Portfolio 23

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable US Thematic Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

24 AB Sustainable US Thematic Portfolio	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

ABFunds.com	AB Sustainable US Thematic Portfolio 25

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than

26 AB Sustainable US Thematic Portfolio	ABFunds.com

those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser

ABFunds.com	AB Sustainable US Thematic Portfolio 27

across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

28 AB Sustainable US Thematic Portfolio	ABFunds.com

AB SUSTAINABLE US THEMATIC PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SUT-0152-1225

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant.

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes —Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	February 26, 2026

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	February 26, 2026